Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTEREST INCOME
Interest and fees on loans	$ 59,248	$ 58,129	$ 58,414
Interest and fees on loans held for sale	102	120	0
Interest on investment securities:
Taxable	2,798	3,037	3,623
Nontaxable	1,660	688	536
Federal funds sold, other interest-bearing deposits, and certificates of deposit in other banks	345	668	1,125
Dividends on other investments	301	343	272
Total interest income	64,454	62,985	63,970
Interest on deposits:
Savings, interest checking and money market	1,113	1,858	5,242
Time deposit accounts $250,000 and over	575	1,351	2,110
Time deposits	1,446	2,641	3,026
Total interest expense on deposits	3,134	5,850	10,378
Interest on federal funds purchased and securities sold under agreements to repurchase	87	146	140
Interest on Federal Home Loan Bank advances	1,461	2,199	2,338
Interest on subordinated notes	1,227	1,527	2,376
Total interest expense on borrowings	2,775	3,872	4,854
Total interest expense	5,909	9,722	15,232
Net interest income	58,545	53,263	48,738
(Release of) provision for loan losses	(1,700)	5,800	1,150
Net interest income after (release of) provision for loan losses	60,245	47,463	47,588
NON-INTEREST INCOME
Gain on sale of mortgage loans, net	7,165	7,109	771
Other	261	572	291
Total non-interest income	16,382	14,973	9,010
Investment securities gains (losses), net	149	61	(40)
Gain on branch sale, net	0	0	2,183
NON-INTEREST EXPENSE
Salaries and employee benefits	27,657	26,151	21,597
Occupancy expense, net	3,075	3,069	3,122
Furniture and equipment expense	3,067	3,043	2,847
Processing, network, and bank card expense	4,751	3,864	3,882
Legal, examination, and professional fees	3,024	1,458	1,211
Advertising and promotion	1,227	1,095	1,256
Postage, printing, and supplies	838	897	871
Loan expense	823	1,137	698
Other	4,100	4,307	3,320
Total non-interest expense	48,562	45,021	38,804
Income before income taxes	28,214	17,476	19,937
Income tax expense	5,697	3,183	3,823
Net income	$ 22,517	$ 14,293	$ 16,114
Basic earnings per share (in dollars per share)	$ 3.40	$ 2.12	$ 2.38
Diluted earnings per share (in dollars per share)	$ 3.40	$ 2.12	$ 2.38
Service charges and other fees
NON-INTEREST INCOME
Income from fees	$ 3,094	$ 2,955	$ 3,611
Bank card income and fees
NON-INTEREST INCOME
Income from fees	3,958	3,201	3,061
Trust department income
NON-INTEREST INCOME
Income from fees	1,324	1,185	1,237
Real estate servicing fees, net
NON-INTEREST INCOME
Income from fees	$ 580	$ (49)	$ 39